SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Disaggregation of Revenue	REVENUE BY TYPE

	2020	2019
Revenue
Product	$332,544	$449,063
Recurring and other services	116,044	98,213
	$448,588	$547,276

Schedule of revenue by geographical region	REVENUE BY GEOGRAPHICAL REGION

	2020	2019
Americas	$199,472	$235,896
Europe, Middle East and Africa	76,500	85,243
Asia-Pacific	172,616	226,137
	$448,588	$547,276

Schedule of property and equipment by geographical region	PROPERTY AND EQUIPMENT BY GEOGRAPHICAL REGION

	2020	2019
Americas	$23,357	$19,075
Europe, Middle East and Africa	5,237	5,212
Asia-Pacific	2,818	3,290
	$31,412	$27,577